UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  Chief Compliance Officer

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $       60,729
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
APPLE, INC. CMN                          COM            037833100 855.7340232     1608 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          CL B NEW       084670702   1979.4996    22068 SH       SOLE                SOLE      0    0
CITIGROUP INC. CMN                       COM NEW        172967424  1210.37776    30596 SH       SOLE                SOLE      0    0
D.R. HORTON, INC. CMN                    COM            23331A109  1805.08324    91258 SH       SOLE                SOLE      0    0
FIRST REPUBLIC BANK CMN SERIES           COM            33616C100       491.7    15000 SH       SOLE                SOLE      0    0
HOMESTREET, INC. CMN                     COM            43785V102   1477.2499    57818 SH       SOLE                SOLE      0    0
LENNAR CORPORATION CMN CLASS A           CL A           526057104    2223.525    57500 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM SER C      530555309   9710.3175   165282 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORPORATION LIBERTY C CMN  LIB CAP COM A  530322106  8032.18437    69237 SH       SOLE                SOLE      0    0
CLASS A
LIBERTY VENTURES CMN SERIES  CLASS A     LBT VENT COM A 53071M880  4068.71696    60046 SH       SOLE                SOLE      0    0
M.D.C.HOLDINGS,INC (DELAWARE) CMN        COM            552676108  1552.41156    42231 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104  7488.58104    15243 SH       SOLE                SOLE      0    0
PAIN THERAPEUTICS INC CMN                COM            69562K100  5229.81491  1929821 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102  4035.43404   513414 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  3343.85109   318159 SH       SOLE                SOLE      0    0
THE RYLAND GROUP, INC. CMN               COM            783764103   1125.4045    30833 SH       SOLE                SOLE      0    0
VISA INC. CMN CLASS A                    COM CL A       92826C839  6099.88236    40242 SH       SOLE                SOLE      0    0


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